Deposits from central banks and credit institutions	12 Months Ended
Dec. 31, 2021
Deposits from central banks and credit institutions
Deposits from central banks and credit institutions	Deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of Deposits from central banks and 'Deposits from credit institutions' in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
CENTRAL BANKS
Classification
Financial liabilities held for trading	1,038	—	—
Financial liabilities designated at fair value through profit or loss	607	2,490	12,854
Financial liabilities at amortized cost	139,757	112,804	62,468
	141,402	115,294	75,322
Type
Deposits on demand	10	10	5
Time deposits	134,439	108,090	67,424
Reverse repurchase agreements	6,953	7,194	7,893
	141,402	115,294	75,322
CREDIT INSTITUTIONS
Classification
Financial liabilities held for trading	6,488	—	—
Financial liabilities designated at fair value through profit or loss	1,064	6,765	9,340
Financial liabilities at amortized cost	52,235	62,620	90,501
	59,787	69,385	99,841
Type
Deposits on demand	6,139	5,727	9,136
Time deposits	37,332	43,308	61,406
Reverse repurchase agreements	16,198	20,179	29,115
Subordinated deposits	118	171	184
	59,787	69,385	99,841
Currency
Euro	107,908	104,499	79,008
Pound sterling	42,451	23,339	18,129
US dollar	24,012	26,581	53,403
Brazilian real	11,297	12,356	13,022
Other currencies	15,521	17,904	11,601
TOTAL	201,189	184,679	175,163
In 31 December 2021, the balance of the conditional long-term financing of the European Central Bank (TLTRO- Targeted Long-Term Refinancing Operation-) amounted to EUR 88,894 million, all corresponding to TLRTO III (EUR 77,732 million and EUR 46,201 million at 31 December 2020 and 2019, respectively).
In December 2021, the income recognized in the consolidated income statement corresponding to TLTRO III amounts to EUR 868 million (EUR 391 million at 31 December 2020).
Grupo Santander´s deposits with central banks in 2021 amounted to EUR 193,102 million (EUR 137,047 million and EUR 75,353 million in 2020 and 2019), of which EUR 99,530 million with the European Central Bank (EUR 71,324 million and EUR 28,182 million in 2020 and 2019, respectively), at an average effective cost of -0.40%.
Note 50 contains a detail of the residual maturity periods of financial liabilities at amortised cost